Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	OCM MUTUAL FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000745338
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2025
Prospectus Date	rr_ProspectusDate	Mar. 31, 2025
OCM MUTUAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  With respect to the Investor Class shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under the headings “Sales Charges” and “Reducing the Sales Charges” on page 10 of the Fund’s Prospectus and the heading “Shareholder Services” beginning on page 38 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund principally invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in equity securities of domestic and foreign companies of any size engaged in all sectors of the gold mining and precious metals industries.  A foreign company is one that is organized under the laws of a foreign country and has the principal trading market for its stock in a foreign country.  At times, a majority of the Fund’s assets may be invested in companies of one or more foreign countries; currently the Fund is primarily invested in Canadian mining companies. Under normal market conditions, the Fund will invest primarily in:

•	Senior gold producers, intermediate/mid-tier gold producers and junior gold producers; and
•	Gold mining exploration and development companies.
When investing the Fund’s assets, the Fund’s investment adviser first considers the price of gold and whether it expects the price of gold to increase or decrease.  The Fund’s investment adviser is a “bottom up” investor.  This means it makes investment decisions on company specific factors. Among the company specific factors the Fund’s investment adviser considers are:

•	sales and earnings growth;
•	the extent of ore holdings;
•	efficiency of mining operations;
•	melting and refinery costs; and
•	capital adequacy to maintain and expand operations.
Since the price of gold is a key factor affecting the revenues of gold producers, the Fund’s investment adviser must also consider the price of gold in its “bottom up” analysis.  The Fund will sell a security if its investment adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for further appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over one, five and ten years compare to the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”).  For additional information on these indexes, please see “Index Descriptions” on page 18 of this Prospectus.  The performance of Atlas Class shares will differ from that of the Investor Class shares to the extent that the Classes do not have the same expenses or inception dates.  Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.  Sales loads are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.  Updated performance information is available on the Fund’s website (ocmgoldfund.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over one, five and ten years compare to the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund uses the XAU Index because that index compares the Fund’s performance with the returns of an index of companies involved in the gold and silver mining industry.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ocmgoldfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Atlas Class* Total Return per Calendar Year (Annual Total Return as of 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	The Annual Total Returns shown above represent a different class than the class selected for the Prospectus dated March 31,2024. The Fund selected the Atlas Class in place of the Investor Class because the Atlas Class has the greatest net assets.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Note:
During the ten year period shown on the bar chart, the Investor Class’ highest total return for a quarter was 72.48% (quarter ended June 30, 2020) and the lowest total return for a quarter was -27.27% (quarter ended June 30, 2022).  The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge.  If they did, the returns would have been lower.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns below reflect the maximum sales charge of 4.50% applicable to the Investor Class.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns below were calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares and after-tax returns for Atlas Class shares will be different from amounts shown for the Investor Class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average annual total returns below reflect the maximum sales charge of 4.50% applicable to the Investor Class.  The after-tax returns below were calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for Atlas Class shares will be different from amounts shown for the Investor Class.  The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund uses the XAU Index because that index compares the Fund’s performance with the returns of an index of companies involved in the gold and silver mining industry.
OCM MUTUAL FUND | S&P 500 Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
OCM MUTUAL FUND | XAU Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	8.79%
OCM MUTUAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investors in the Fund may lose money.
OCM MUTUAL FUND | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. A rise in protectionist trade policies, slowing global economic growth, risks associated with pandemic and epidemic diseases, risks associated with international conflicts and war, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Such negative impacts include decreasing the value and liquidity of securities, while increasing the volatility of securities and otherwise exacerbating other risks that apply to the Fund.
OCM MUTUAL FUND | Smaller Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Smaller Capitalization Companies Risk. Many of the companies in which the Fund invests are smaller capitalization companies (namely, companies with a market capitalization of $4 billion or less). Smaller capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the investment adviser to sell stocks of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.
OCM MUTUAL FUND | Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Medium Capitalization Companies Risk. Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
OCM MUTUAL FUND | Precious Metals Producers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Precious Metals Producers Risk. The prices of securities of gold and precious metals producers have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals may decline versus the dollar, which would adversely affect the market prices of the securities of gold and precious metals producers.
OCM MUTUAL FUND | Non-diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-diversification Risk. The Fund is a non-diversified investment company. As such it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
OCM MUTUAL FUND | Foreign Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risks. These are risks associated with investing in foreign common stocks that are in addition to the risks associated with investing in U.S. common stocks:
OCM MUTUAL FUND | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to the foreign currencies in which securities held by the Fund are traded will adversely affect the Fund.
OCM MUTUAL FUND | Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Country Risk. This is the risk that political, social or economic events in a country may adversely affect the Fund’s investments in the country.
OCM MUTUAL FUND | Regulation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Regulation Risk. This is the risk that investors in a foreign securities market may not be afforded the same protections as investors in U.S. securities markets. This is also the risk that it may be more difficult, costly and slower to enforce legal rights of the Fund in foreign countries. In addition to disparate legal rights, foreign securities may also be subject to different accounting standards than in the United States.
OCM MUTUAL FUND | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Foreign securities markets tend to have less trading volume and are more volatile than U.S. securities markets. Less trading volume makes it more difficult to sell foreign securities at quoted prices. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s departure from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets.
OCM MUTUAL FUND | Taxation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Taxation Risk. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.
OCM MUTUAL FUND | Passive Foreign Investment Company [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Foreign Investment Company. The Fund may invest in stocks of foreign companies that are classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). To the extent that the Fund invests in these securities, the Fund may be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any “excess distribution” received on the stock of a PFIC, or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year. This interest charge and ordinary income tax treatment may apply even if the Fund distributes such income as a taxable dividend to its shareholders. To the extent possible, the Fund will adopt tax strategies to avoid the interest charge and the ordinary income tax treatment. Such tax strategies may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. In addition, such tax strategies may require the Fund to liquidate other investments to meet its distribution requirement
(including when it may not be advantageous for the Fund to liquidate such investments), which may accelerate the recognition of gain and affect the Fund’s total return.

OCM MUTUAL FUND | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund concentrates its investments in the gold mining industry, a development adversely affecting that industry (for example, changes in the mining laws which increase production costs) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.
OCM MUTUAL FUND | Country Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Country Concentration Risk. Because the Fund may concentrate its investments in companies of a particular foreign country, any legislation (e.g., green initiatives against certain mining techniques) or other events in that country that have a negative effect on the mining industry in that country, may have a disproportionate impact on the Fund than if the Fund's investments were more evenly spread among various countries.
OCM MUTUAL FUND | Canada Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Canada Risk. While Canada generally is considered a politically stable country, because the Fund is primarily invested in Canadian mining companies, any events impacting the mining industry or the Canadian markets or liquidity of Canadian securities, may have a significant impact on the Fund.
OCM MUTUAL FUND | Tax Law Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Law Change Risk. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.
OCM MUTUAL FUND | OCM Gold Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OCMGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,663
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,044
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	8.32%
OCM MUTUAL FUND | OCM Gold Fund - Atlas Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OCMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,201
Annual Return 2015	rr_AnnualReturn2015	(23.82%)
Annual Return 2016	rr_AnnualReturn2016	51.80%
Annual Return 2017	rr_AnnualReturn2017	10.52%
Annual Return 2018	rr_AnnualReturn2018	(13.12%)
Annual Return 2019	rr_AnnualReturn2019	58.55%
Annual Return 2020	rr_AnnualReturn2020	45.48%
Annual Return 2021	rr_AnnualReturn2021	(9.16%)
Annual Return 2022	rr_AnnualReturn2022	(17.28%)
Annual Return 2023	rr_AnnualReturn2023	4.82%
Annual Return 2024	rr_AnnualReturn2024	23.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	72.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.27%)
1 Year	rr_AverageAnnualReturnYear01	23.94%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	9.60%
OCM MUTUAL FUND | OCM Gold Fund - Atlas Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.91%
5 Years	rr_AverageAnnualReturnYear05	6.93%
10 Years	rr_AverageAnnualReturnYear10	8.12%
OCM MUTUAL FUND | OCM Gold Fund - Atlas Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	7.28%